Related Party Transactions (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Major Shareholder, Mr. Tao Ling [Member]
Related Party Transactions [Line Items]
Bank loans	$ 10,964,912	$ 5,215,436